SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest Income (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accrued interest receivable	$ 13.7	$ 12.5